Condensed Consolidated Statements of Operations (Unaudited) (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Earned revenue	$ 2,770,226	$ 6,278,113	$ 6,754,906	$ 10,128,590
Cost of earned revenue	2,765,944	4,574,295	6,434,111	7,537,745
Gross profit	4,282	1,703,818	320,795	2,590,845
Warehousing and other operating expenses	183,514	533,304	376,456	740,811
General and administrative expenses	863,662	755,981	1,481,410	1,013,690
Total operating expenses	1,047,176	1,289,285	1,857,866	1,754,501
Operating income	(1,042,894)	414,533	(1,537,071)	836,344
Other expenses
Interest expense	(65,410)	(58,887)	(146,176)	(103,546)
Income before income taxes	(1,108,304)	355,646	(1,683,247)	732,798
(Benefit) provision for income taxes	(279,274)	1,506,362	(421,585)	1,506,862
Net (loss) income	$ (829,030)	$ (1,150,716)	$ (1,261,662)	$ (774,064)
Weighted average shares of common stock outstanding
Basic and diluted	5,298,159	3,480,676	5,298,159	3,356,916
Basic and diluted	$ (0.16)	$ (0.33)	$ (0.24)	$ (0.23)